SCHEDULE OF OPERATING LEASE COSTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Total lease cost	$ 36,920	$ 54,463	$ 81,212	$ 349,165	$ 585,015	$ 495,272
General and Administrative Expense [Member]
Total lease cost	36,920	54,463	81,212	349,165	585,015	495,272
Depreciation and Amortization [Member]
Total lease cost
Interest Expense [Member]
Total lease cost